GEOVIC MINING CORP.
743 Horizon Court, Suite 300A, Grand Junction, Co 81506 USA
Office: 970.256.9681, Fax 970.256.9241, www.geovic.net , TSX.V:GMC

August 14, 2007

United States Securities and Exchange Commission 100 F Street, North East Washington, D.C. 20549

Re: Geovic Mining Corp. Registration Statement on Form 10 File No. 000-52646

Ladies and Gentlemen:

     As requested in comment letters received from the Staff of the Securities and Exchange Commission, Geovic Mining Corp. hereby acknowledges to you as follows:

     1. Geovic Mining Corp. is responsible for the adequacy and accuracy of the disclosure included in its Registration Statement on Form 10.

     2. Comments of the Staff of the Securities and Exchange Commission concerning the Registration Statement on Form 10, or changes to disclosure by the Company in response to the Staff comments, do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing.

     3. Geovic Mining Corp. may not, and will not, assert Staffs’ comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

                                                                                                                       Sincerely,

GEOVIC MINING CORP.

By /s/ John E. Sherborne, Jr.
      John E. Sherborne, Jr.
     Chief Executive Officer

cc: Alan W. Peryam, Esq.